APPROVAL OF THE CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2021
Approval Of Consolidated Financial Statements
APPROVAL OF THE CONSOLIDATED FINANCIAL STATEMENTS
35.	APPROVAL OF THE CONSOLIDATED FINANCIAL STATEMENTS
The consolidated financial statements were approved and the issuance authorized by the Board of Directors on March 24, 2022.